Fair value measurement (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investment
Gross unrealized gains	14,512	0
Gross unrealized losses	1,527	0
Impairment charges	0	0	0
Assets
Cost Method Investments	586,959	36,502
Wealth management product
Investment
Gross unrealized gains	24,344	23,224
Recurring basis
Assets
Restricted cash	3,038,286	1,887,387
Total assets	19,957,947	8,395,873
Recurring basis | Time deposits
Assets
Short-term investments	10,402,301
Recurring basis | Wealth management product
Assets
Short-term investments	1,759,342	1,903,224
Recurring basis | Available for sale securities
Assets
Investment securities	434,118
Recurring basis | Time deposits
Assets
Cash equivalents:	4,323,900	4,605,262
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Total assets	434,118
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Available for sale securities
Assets
Investment securities	434,118
Recurring basis | Significant Other Observable Inputs (Level 2)
Assets
Restricted cash	3,038,286	1,887,387
Total assets	19,523,829	8,395,873
Recurring basis | Significant Other Observable Inputs (Level 2) | Time deposits
Assets
Short-term investments	10,402,301
Recurring basis | Significant Other Observable Inputs (Level 2) | Wealth management product
Assets
Short-term investments	1,759,342	1,903,224
Recurring basis | Significant Other Observable Inputs (Level 2) | Time deposits
Assets
Cash equivalents:	4,323,900	4,605,262